Segment reporting by geographic location (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 48,611	$ 40,834	$ 34,563
Total revenues (Share %)	100.00%		100.00%
Total non-current assets	$ 24,700	$ 27,700	$ 19,700
Total non-current assets (Share %)	100.00%	100.00%	100.00%
Americas
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 16,800		$ 13,800
Total revenues (Share %)	35.00%		40.00%
Total non-current assets	$ 8,600	$ 9,400	$ 8,900
Total non-current assets (Share %)	35.00%	34.00%	46.00%
Asia Pacific
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 6,800		$ 5,600
Total revenues (Share %)	14.00%		16.00%
Total non-current assets	$ 1,400	$ 1,700	$ 1,500
Total non-current assets (Share %)	6.00%	6.00%	8.00%
Europe, Middle East and Africa (excluding Switzerland)
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 7,700		$ 7,000
Total revenues (Share %)	16.00%		20.00%
Total non-current assets	$ 3,100	$ 3,300	$ 2,900
Total non-current assets (Share %)	12.00%	12.00%	15.00%
Switzerland
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 15,100		$ 7,700
Total revenues (Share %)	31.00%		22.00%
Total non-current assets	$ 11,600	$ 13,300	$ 6,300
Total non-current assets (Share %)	47.00%	48.00%	32.00%
Global
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 2,200		$ 500
Total revenues (Share %)	5.00%		1.00%
Total non-current assets	$ 0	$ 0	$ 0
Total non-current assets (Share %)	0.00%	0.00%	0.00%